UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock S&P Quality

            Rankings Global Equity Managed Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia – 4.3%
Australia & New Zealand Banking Group Ltd.	22,400	$509,494
BHP Billiton Ltd. - ADR (a)	8,612	684,137
National Australia Bank Ltd.	41,100	1,040,296
Santos Ltd.	81,100	1,157,798
Treasury Wine Estates Ltd.	37,766	139,344

3,531,069
Belgium – 0.7%
Mobistar SA	4,720	236,357
Solvay SA	3,400	336,449

572,806
Canada – 5.4%
Bank of Montreal (a)	28,600	1,662,605
Bank of Nova Scotia (a)	12,700	652,669
Enbridge, Inc. (a)	28,100	1,057,358
National Bank of Canada (a)	5,900	442,603
Suncor Energy, Inc. (a)	3,950	136,066
TransCanada Corp. (a)	11,700	481,325

		4,432,626

Finland – 0.4%
Kesko Oyj, Class B	9,600	339,303

France – 4.7%
Bouygues SA	8,323	259,940
PPR	1,550	244,757
Sanofi SA	3,900	289,156
Schneider Electric SA	9,940	618,892
Societe Generale SA	4,300	114,952
Total SA - ADR (a)	32,400	1,716,228
Vinci SA	13,100	609,491

		3,853,416

Germany – 2.9%
Allianz SE	5,000	551,186
BASF SE	12,200	941,096
SAP AG - ADR (a)	7,050	426,384
Siemens AG - ADR (a)	4,300	405,447

		2,324,113

Hong Kong – 2.1%
Esprit Holdings Ltd.	67,460	99,542
Hang Seng Bank Ltd.	20,300	261,659
Hopewell Holdings Ltd.	174,500	455,540
Power Assets Holdings Ltd.	118,900	857,873

		1,674,614

Italy – 0.3%
Enel SpA	63,300	259,263

Japan – 4.1%
Canon, Inc. - ADR (a)	10,900	467,065
Hitachi Koki Co. Ltd.	36,000	289,684
Mitsui & Co. Ltd.	48,300	821,071
Oracle Corp.	13,000	455,546
Ricoh Co. Ltd.	48,000	405,666
Sharp Corp.	34,000	293,253
Takeda Pharmaceutical Co. Ltd.	13,800	599,952

		3,332,237

Netherlands – 0.4%
Koninklijke KPN NV	26,000	285,308

Singapore – 1.6%
Keppel Corp. Ltd.	67,800	583,518

Common Stocks	Shares	Value

Singapore (concluded)
K-Green Trust	14,200	$11,405
Singapore Technologies Engineering Ltd.	165,000	386,098
United Overseas Bank Ltd.	24,347	334,214

		1,315,235

Spain – 1.3%
ACS Actividades de Construccion y Servicios SA	7,900	244,115
Banco Santander SA - ADR (a)	43,700	344,356
Iberdrola SA	43,030	254,179
Indra Sistemas SA	15,900	209,716

		1,052,366

Sweden – 3.5%
Axfood AB	8,400	306,577
Hennes & Mauritz AB, Class B	24,900	815,812
Ratos AB, Class B	43,900	554,303
Scania AB, Class B	44,800	773,870
TeliaSonera AB	58,000	386,660

		2,837,222

Switzerland – 0.8%
Nestle SA	6,400	367,258
Zurich Financial Services AG (b)	1,289	310,223

		677,481

United Kingdom – 7.7%
AstraZeneca Plc	17,700	852,482
Barclays Plc - ADR (a)	13,300	179,949
BHP Billiton Plc	14,150	475,677
British American Tobacco Plc	17,300	796,632
GlaxoSmithKline Plc	32,425	721,253
HSBC Holdings Plc - ADR (a)	26,000	1,087,580
Man Group Plc	76,400	139,667
Royal Dutch Shell Plc, Class A - ADR	14,700	522,731
SSE Plc	35,000	675,286
Standard Chartered Plc	33,550	810,830

		6,262,087

United States – 55.5%
Abbott Laboratories	12,600	682,289
Aflac, Inc. (a)	8,500	409,955
Altria Group, Inc.	47,900	1,360,360
Ameren Corp.	25,500	806,820
American Express Co. (a)	10,600	531,484
AT&T Inc.	73,450	2,160,166
Automatic Data Processing, Inc. (a)	14,800	810,744
Bank of America Corp. (a)	22,300	158,999
Bristol-Myers Squibb Co.	42,900	1,383,096
Caterpillar, Inc. (a)	11,950	1,303,984
CenturyLink, Inc. (a)	31,600	1,170,148
Chevron Corp. (a)	18,600	1,917,288
The Chubb Corp. (a)	7,000	471,870
Cincinnati Financial Corp.	13,700	447,716
The Coca-Cola Co.	12,500	844,125
Consolidated Edison, Inc. (a)	17,400	1,025,904
Dominion Resources, Inc. (a)	19,200	960,768
Emerson Electric Co. (a)	30,300	1,556,814
Equity Residential - REIT (a)	12,100	720,555
Exxon Mobil Corp. (a)	29,600	2,478,704
General Electric Co. (a)	61,200	1,145,052
Genuine Parts Co. (a)	6,700	427,326
The Goldman Sachs Group, Inc. (a)	3,400	378,998

JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
HCP, Inc. - REIT (a)	13,525	$568,456
Health Care REIT, Inc. (a)	11,800	675,078
Home Depot, Inc. (a)	23,600	1,047,604
Hudson City BanCorp, Inc. (a)	30,500	205,265
Intel Corp. (a)	45,200	1,194,184
International Business Machines Corp. (a)	8,225	1,584,135
Johnson & Johnson	18,200	1,199,562
Kraft Foods, Inc., Class A (a)	13,600	520,880
Liberty Property Trust - REIT	8,600	286,294
M&T Bank Corp.	5,600	446,544
McDonald’s Corp.	14,200	1,406,510
Merck & Co., Inc.	20,700	791,982
MetLife, Inc. (a)	8,700	307,371
Microchip Technology, Inc. (a)	21,700	800,947
Microsoft Corp. (a)	39,600	1,169,388
PepsiCo, Inc.	9,200	604,164
Pfizer, Inc. (a)	58,200	1,245,480
Philip Morris International, Inc. (a)	12,900	964,533
PPG Industries, Inc. (a)	7,700	689,766
Reynolds American, Inc. (a)	14,300	560,989
The Southern Co. (a)	22,700	1,034,212
T. Rowe Price Group, Inc. (a)	6,800	393,312
United Technologies Corp. (a)	11,600	908,860
Ventas, Inc. (a)	12,613	735,464
Wal-Mart Stores, Inc.	10,350	635,076
The Walt Disney Co. (a)	31,800	1,237,020
Wells Fargo & Co. (a)	25,200	736,092

45,102,333

Total Long-Term Investments (Cost – $78,071,592) – 95.7%		77,851,479

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	4,723,320	4,723,320

Total Short-Term Securities (Cost – $4,723,320) – 5.8%		4,723,320

Total Investments Before Outstanding Options Written (Cost – $82,794,912*) – 101.5%		82,574,799

Options Written	Contracts

Exchange-Traded Call Options – (0.5)%
Aflac, Inc., Strike Price USD 44, Expires 2/20/12	34	(15,045)
American Express Co., Strike Price USD 50, Expires 3/05/12	42	(6,021)
Automatic Data Processing, Inc., Strike Price USD 57.50, Expires 3/19/12	60	(1,500)
Banco Santander SA - ADR, Strike Price USD 8, Expires 2/20/12	175	(3,500)
Bank of America Corp.:
Strike Price USD 6, Expires 2/20/12	45	(5,220)
Strike Price USD 8, Expires 3/19/12	40	(660)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
Bank of Montreal:
Strike Price CAD 56, Expires 2/20/12	69	$(16,653)
Strike Price CAD 60, Expires 3/19/12	85	(4,578)
Bank of Nova Scotia, Strike Price CAD 56, Expires 3/19/12	50	(399)
Barclays Plc - ADR, Strike Price USD 12, Expires 2/20/12	55	(9,488)
BHP Billiton Ltd. - ADR:
Strike Price USD 77.50, Expires 2/20/12	20	(6,600)
Strike Price USD 80, Expires 3/19/12	15	(4,065)
Canon, Inc. - ADR, Strike Price USD 45, Expires 2/20/12	43	(2,365)
Caterpillar, Inc., Strike Price USD 105, Expires 2/20/12	50	(26,125)
CenturyLink, Inc.:
Strike Price USD 36, Expires 2/20/12	63	(10,080)
Strike Price USD 37, Expires 2/20/12	65	(5,850)
Chevron Corp.:
Strike Price USD 110, Expires 2/20/12	35	(368)
Strike Price USD 110, Expires 3/19/12	40	(1,960)
The Chubb Corp., Strike Price USD 70, Expires 2/20/12	30	(585)
Consolidated Edison, Inc., Strike Price USD 60, Expires 2/20/12	70	(1,225)
Dominion Resources, Inc., Strike Price USD 50, Expires 2/20/12	37	(2,220)
Emerson Electric Co., Strike Price USD 50, Expires 2/20/12	120	(23,400)
Enbridge, Inc., Strike Price CAD 37, Expires 2/20/12	115	(9,749)
Equity Residential - REIT, Strike Price USD 55, Expires 2/20/12	50	(23,750)
Exxon Mobil Corp., Strike Price USD 85, Expires 4/23/12	69	(13,835)
General Electric Co.:
Strike Price USD 17.20, Expires 2/20/12	125	(18,875)
Strike Price USD 17.45, Expires 2/20/12	120	(15,164)
Genuine Parts Co., Strike Price USD 64, Expires 2/29/12	27	(2,508)
The Goldman Sachs Group, Inc., Strike Price USD 100, Expires 2/20/12	14	(16,625)
HCP, Inc. - REIT, Strike Price USD 40.50, Expires 3/05/12	54	(10,227)
Health Care REIT, Inc., Strike Price USD 55, Expires 3/19/12	50	(12,750)
Home Depot, Inc., Strike Price USD 45, Expires 3/19/12	95	(10,023)
HSBC Holdings Plc - ADR, Strike Price USD 43, Expires 3/19/12	105	(9,608)
Hudson City BanCorp, Inc., Strike Price USD 6, Expires 2/20/12	122	(9,150)
Intel Corp., Strike Price USD 27, Expires 3/19/12	180	(7,740)
International Business Machines Corp., Strike Price USD 195, Expires 3/19/12	30	(9,015)
Kraft Foods, Inc., Class A:
Strike Price USD 37, Expires 2/20/12	30	(4,215)
Strike Price USD 38, Expires 2/20/12	25	(1,488)

2	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
MetLife, Inc., Strike Price USD 38, Expires 3/19/12	35	$(2,223)
Microchip Technology, Inc., Strike Price USD 36, Expires 2/07/12	87	(9,496)
Microsoft Corp., Strike Price USD 30, Expires 3/19/12	160	(7,520)
National Bank of Canada, Strike Price CAD 72, Expires 2/20/12	25	(8,539)
Pfizer, Inc.:
Strike Price USD 22, Expires 2/20/12	100	(650)
Strike Price USD 22, Expires 3/19/12	20	(400)
Philip Morris International, Inc., Strike Price USD 77.50, Expires 2/20/12	50	(1,475)
PPG Industries, Inc., Strike Price USD 90, Expires 3/19/12	30	(6,600)
Reynolds American, Inc.:
Strike Price USD 40, Expires 2/20/12	25	(1,063)
Strike Price USD 42, Expires 2/20/12	30	(225)
SAP AG - ADR, Strike Price USD 60, Expires 3/19/12	28	(6,860)
Siemens AG - ADR, Strike Price USD 100, Expires 3/19/12	17	(2,508)
Southern Co., Strike Price USD 45, Expires 2/20/12	90	(5,220)
Suncor Energy, Inc., Strike Price CAD 29, Expires 2/20/12	16	(8,976)
T. Rowe Price Group, Inc., Strike Price USD 60, Expires 3/19/12	30	(3,225)
Total SA - ADR, Strike Price USD 55, Expires 3/19/12	130	(9,425)
TransCanada Corp.:
Strike Price CAD 44, Expires 2/18/12	45	(314)
Strike Price CAD 42, Expires 2/20/12	2	(59)
United Technologies Corp., Strike Price USD 80, Expires 3/19/12	46	(5,267)
Ventas, Inc., Strike Price USD 57, Expires 3/26/12	50	(10,844)
The Walt Disney Co., Strike Price USD 40, Expires 2/20/12	130	(7,280)
Wells Fargo & Co., Strike Price USD 27, Expires 2/20/12	100	(22,450)

Total Exchange-Traded Call Options		(443,248)

Over-the-Counter Call Options – (0.6)%
Abbott Laboratories, Strike Price USD 55.58, Expires 3/02/12, Broker Goldman Sachs & Co.	5,000	(1,625)
ACS Actividades de Construccion y Servicios SA, Strike Price EUR 22.42, Expires 2/14/12, Broker Citigroup Global Markets, Inc.	3,200	(5,256)
Allianz SE, Strike Price EUR 76.44, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	2,000	(20,510)
Altria Group, Inc., Strike Price USD 28.40, Expires 4/10/12, Broker Goldman Sachs & Co.	19,000	(10,739)
Ameren Corp., Strike Price USD 31.98, Expires 3/27/12, Broker Morgan Stanley & Co., Inc.	10,000	(6,015)
AstraZeneca Plc, Strike Price GBP 30.10, Expires 2/14/12, Broker Morgan Stanley & Co., Inc.	7,000	(7,470)
AT&T Inc., Strike Price USD 30.42, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	29,500	(731)
Australia & New Zealand Banking Group Ltd., Strike Price AUD 21.05, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	9,000	(4,929)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Axfood AB, Strike Price SEK 249.01, Expires 2/03/12, Broker UBS Securities LLC	3,400	$(917)
BASF SE, Strike Price EUR 52.90, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	4,900	(38,929)
BHP Billiton Plc, Strike Price GBP 21.59, Expires 3/07/12, Broker Deutsche Bank Securities Corp.	5,700	(6,064)
Bristol-Myers Squibb Co., Strike Price USD 35.25, Expires 3/05/12, Broker Credit Suisse First Boston	17,000	(233)
British American Tobacco Plc, Strike Price GBP 30.63, Expires 2/14/12, Broker Morgan Stanley & Co., Inc.	7,000	(535)
Cincinnati Financial Corp., Strike Price USD 30.91, Expires 2/17/12, Broker Morgan Stanley & Co., Inc.	5,500	(10,361)
The Coca-Cola Co., Strike Price USD 68.48, Expires 3/21/12, Broker Goldman Sachs & Co.	5,000	(3,952)
Dominion Resources, Inc., Strike Price USD 51.22, Expires 2/29/12, Broker Banc of America Securities	4,000	(1,203)
Enel SpA, Strike Price EUR 3.05, Expires 2/03/12, Broker UBS Securities LLC	25,300	(2,961)
Esprit Holdings Ltd., Strike Price HKD 10.12, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	27,000	(5,281)
Exxon Mobil Corp., Strike Price USD 88.53, Expires 3/23/12, Broker Deutsche Bank Securities Corp.	5,000	(2,216)
GlaxoSmithKline Plc, Strike Price GBP 14.97, Expires 2/02/12, Broker UBS Securities LLC	13,000	(2)
Hang Seng Bank Ltd., Strike Price HKD 94.52, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	8,100	(5,702)
Hennes & Mauritz AB, Class B, Strike Price SEK 221.70, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	10,000	(7,682)
Hitachi Koki Co. Ltd., Strike Price JPY 610.94, Expires 2/15/12, Broker Deutsche Bank Securities Corp.	14,400	(2,908)
Hopewell Holdings Ltd., Strike Price HKD 20.19, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	70,000	(3,195)
Iberdrola SA, Strike Price EUR 4.75, Expires 2/02/12, Broker Morgan Stanley & Co., Inc.	17,000	(4)
Indra Sistemas SA, Strike Price EUR 10.47, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	6,400	(1,853)
Johnson & Johnson, Strike Price USD 65.50, Expires 3/13/12, Broker Deutsche Bank Securities Corp.	7,000	(8,332)
Keppel Corp. Ltd., Strike Price SGD 9.63, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	27,000	(25,661)
Kesko Oyj, Class B, Strike Price EUR 26.32, Expires 2/14/12, Broker Citigroup Global Markets, Inc.	3,900	(6,103)
Koninklijke KPN NV, Strike Price EUR 8.75, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	10,400	(903)
Liberty Property Trust - REIT, Strike Price USD 33.45, Expires 4/10/12, Broker Goldman Sachs & Co.	3,400	(3,564)
M&T Bank Corp., Strike Price USD 81.84, Expires 3/14/12, Broker Goldman Sachs & Co.	2,000	(2,760)

JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Man Group Plc, Strike Price GBP 1.26, Expires 2/14/12, Broker UBS Securities LLC	31,000	$(695)
McDonald’s Corp., Strike Price USD 99.56, Expires 3/30/12, Broker Morgan Stanley & Co., Inc.	5,600	(9,909)
Merck & Co., Inc., Strike Price USD 35.96, Expires 2/06/12, Broker Deutsche Bank Securities Corp.	8,300	(19,123)
Mitsui & Co. Ltd., Strike Price JPY 1,235.41, Expires 2/15/12, Broker Deutsche Bank Securities Corp.	19,300	(17,697)
Mobistar SA, Strike Price EUR 40.19, Expires 2/14/12, Broker Morgan Stanley & Co., Inc.	1,900	(691)
National Australia Bank Ltd., Strike Price AUD 24.16, Expires 2/15/12, Broker Citigroup Global Markets, Inc.	16,500	(4,134)
Nestle SA, Strike Price CHF 54.59, Expires 2/29/12, Broker UBS Securities LLC	2,600	(701)
Oracle Corp., Strike Price JPY 2,565.93, Expires 2/15/12, Broker Deutsche Bank Securities Corp.	5,200	(7,361)
PepsiCo, Inc., Strike Price USD 66.70, Expires 3/12/12, Broker Morgan Stanley & Co., Inc.	3,700	(2,639)
Pfizer, Inc., Strike Price USD 21.59, Expires 3/27/12, Broker Morgan Stanley & Co., Inc.	11,200	(3,418)
Power Assets Holdings Ltd., Strike Price HKD 58.20, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	48,000	(1,050)
PPR, Strike Price EUR 120, Expires 2/17/12, Broker UBS Securities LLC	6	(2,518)
Ratos AB, Class B, Strike Price SEK 85.50, Expires 2/14/12, Broker UBS Securities LLC	17,600	(7,511)
Ricoh Co. Ltd., Strike Price JPY 672.99, Expires 2/15/12, Broker Deutsche Bank Securities Corp.	20,000	(1,356)
Royal Dutch Shell Plc, Class A - ADR, Strike Price EUR 28.58, Expires 2/29/12, Broker UBS Securities LLC	5,900	(1,581)
Sanofi SA, Strike Price EUR 56.73, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	1,600	(2,558)
Santos Ltd., Strike Price AUD 12.56, Expires 2/15/12, Broker Citigroup Global Markets, Inc.	32,500	(31,438)
Scania AB, Class B, Strike Price SEK 112.20, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	17,800	(21,494)
Schneider Electric SA, Strike Price EUR 38.68, Expires 2/03/12, Broker UBS Securities LLC	4,000	(46,654)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
Scottish & Southern Energy Plc, Strike Price GBP 12.64, Expires 2/02/12, Broker Morgan Stanley & Co., Inc.	14,000	$(80)
Sharp Corp., Strike Price JPY 670.44, Expires 2/15/12, Broker Goldman Sachs & Co.	14,000	(2,529)
Singapore Technologies Engineering Ltd., Strike Price SGD 2.75, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	66,000	(10,225)
Solvay SA, Strike Price EUR 63.07, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	1,400	(23,040)
Standard Chartered Plc, Strike Price GBP 14.49, Expires 2/14/12, Broker UBS Securities LLC	13,400	(18,762)
Takeda Pharmaceutical Co. Ltd., Strike Price JPY 3,423.90, Expires 2/15/12, Broker Goldman Sachs & Co.	5,600	(816)
TeliaSonera AB, Strike Price SEK 45.75, Expires 2/14/12, Broker Morgan Stanley & Co., Inc.	23,200	(2,160)
United Overseas Bank Ltd., Strike Price SGD 15.88, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	10,000	(11,188)
Vinci SA, Strike Price EUR 32.63, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	5,300	(20,405)
Wal-Mart Stores, Inc., Strike Price USD 61.83, Expires 3/30/12, Broker Goldman Sachs & Co.	4,100	(4,141)
Zurich Financial Services AG, Strike Price CHF 230, Expires 2/17/12, Broker UBS Securities LLC	50	(917)

Total Over-the-Counter Call Options		(475,387)

Total Options Written (Premiums Received – $734,823) – (1.1)%		(918,635)

Total Investments Net of Outstanding Options Written – 100.4%		81,656,164
Liabilities in Excess of Other Assets – (0.4)%		(335,960)

Net Assets – 100.0%		$81,320,204

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$85,718,907

Gross unrealized appreciation	$3,378,878
Gross unrealized depreciation	(6,522,986)

Net unrealized depreciation	$(3,144,108)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,393,859	(5,670,539)	4,723,320	$130	$2,395

4	JANUARY 31, 2012

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

CAD 370,000	USD 367,599	UBS Securities LLC	2/01/12	$1,404

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$684,137	$2,846,932	–	$3,531,069
Belgium	–	572,806	–	572,806
Canada	4,432,626	–	–	4,432,626
Finland	–	339,303	–	339,303
France	1,716,228	2,137,188	–	3,853,416
Germany	831,831	1,492,282	–	2,324,113
Hong Kong	–	1,674,614	–	1,674,614
Italy	–	259,263	–	259,263
Japan	467,065	2,865,172	–	3,332,237
Netherlands	–	285,308	–	285,308
Singapore	–	1,315,235	–	1,315,235
Spain	344,356	708,010	–	1,052,366
Sweden	–	2,837,222	–	2,837,222
Switzerland	–	677,481	–	677,481
United Kingdom	1,267,529	4,994,558	–	6,262,087
United States	45,102,333	–	–	45,102,333
Short-Term Securities	4,723,320	–	–	4,723,320

Total	$59,569,425	$23,005,374	–	$82,574,799

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$1,404	–	–	$1,404
Liabilities:
Equity contracts	(370,108)	$(548,527)	–	(918,635)

Total	$(368,704)	$(548,527)	–	$(917,231)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Trust’s Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	HKD	Hong Kong Dollar
	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	REIT	Real Estate Investment Trust
	CHF	Swiss Franc	SEK	Swedish Krona
	EUR	Euro	SGD	Singapore Dollar
	GBP	British Pound	USD	US Dollar

JANUARY 31, 2012	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ John M. Perlowski John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 23, 2012

By:	/s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 23, 2012